Operating costs Payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of income and expense [abstract]
Wages and salaries	£ 1,998	£ 1,852	£ 1,553
Social security costs	157	145	120
Defined contribution scheme costs	65	58	47
Defined benefit pension costs (see note 23)	156	151	154
Share-based payments	16	32	21
Severance costs (excluding pension costs)	7	5	4
Payroll costs including capitalised costs	2,399	2,243	1,899
Less: payroll costs capitalised	(751)	(665)	(562)
Total payroll costs	1,648	1,578	1,337
US other post retirement benefit costs	£ 46	£ 53	£ 52